Schedule of Investments December 31, 2019 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.3%

Australia — 7.9%
AGL Energy Ltd.	103,644	$1,491,808
ALS Ltd.	156,499	1,007,603
Altium Ltd.	7,382	179,871
Ansell Ltd.	76,107	1,549,759
Aristocrat Leisure Ltd.	363,469	8,588,457
AusNet Services	721,313	860,155
Australia & New Zealand Banking Group Ltd.	189,614	3,270,078
Bendigo & Adelaide Bank Ltd.	42,891	294,311
BHP Group Ltd.	314,627	8,615,208
BHP Group PLC	61,423	1,439,391
Brambles Ltd.	88,616	729,372
carsales.com Ltd.	23,238	270,996
Challenger Ltd.	46,906	266,920
CIMIC Group Ltd.	6,514	151,448
Coca-Cola Amatil Ltd.	61,944	481,035
Cochlear Ltd.	15,157	2,388,835
Commonwealth Bank of Australia	115,093	6,456,462
Computershare Ltd.	132,433	1,561,372
Crown Resorts Ltd.	11,912	100,432
CSL Ltd.	29,469	5,713,507
Domino’s Pizza Enterprises Ltd.	12,689	466,396
Ensogo Ltd.(a),(b)	122,284	1
Fortescue Metals Group Ltd.	20,563	155,011
Goodman Group	49,117	461,561
GPT Group	105,765	416,613
IDP Education, Ltd.	85,406	1,029,512
Insurance Australia Group Ltd.	13,142	70,613
Macquarie Group Ltd.	47,107	4,562,040
Magellan Financial Group Ltd.	38,890	1,558,123
National Australia Bank Ltd.	6,865	118,793
Orica Ltd.	97,535	1,504,037
Platinum Asset Management Ltd.	45	143
QBE Insurance Group Ltd.	65,612	592,900
REA Group Ltd.	17,306	1,257,225
Rio Tinto PLC	33,190	1,964,694
Scentre Group	2,607,255	7,016,786
Sonic Healthcare Ltd.	26,590	536,132
Spark Infrastructure Group	50,368	73,839
Tabcorp Holdings Ltd.	222,426	707,115
Treasury Wine Estates Ltd.	338,567	3,856,531
Vicinity Centres	213,634	373,659
Westpac Banking Corp.	262,450	4,481,790
WiseTech Global Ltd.	2,613	42,911
Woolworths Group Ltd.	69,759	1,769,329

		78,432,774

Austria — 0.1%
Raiffeisen Bank International AG	9,368	234,477
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,191	798,600
Wienerberger AG	10,651	315,647

		1,348,724

Belgium — 0.9%
Ackermans & van Haaren NV	152	23,833
Galapagos NV(a)	2,749	572,475
Groupe Bruxelles Lambert SA	28,811	3,040,177
Solvay SA	16,904	1,967,515
UCB SA	37,888	3,014,935

		8,618,935

China — 0.3%
BOC Hong Kong Holdings Ltd.	979,500	3,400,263

Denmark — 2.0%
AP Moller — Maersk A/S, Class B	129	186,049
Carlsberg A/S, Class B	34,611	5,165,206
Chr Hansen Holding A/S	52,347	4,159,881
Coloplast A/S, Class B	3,821	474,037

Security	Shares	Value

Denmark (continued)
DSV Panalpina A/S	2,451	$282,486
FLSmidth & Co. A/S	18,801	749,760
Genmab A/S(a)	4,300	956,335
GN Store Nord A/S	24,278	1,142,055
H Lundbeck A/S	16,283	622,508
ISS A/S	2,722	65,314
Novo Nordisk A/S, Class B	21,258	1,231,876
Novozymes A/S, B Shares	2,476	121,164
Royal Unibrew A/S	14,549	1,332,671
SimCorp A/S	29,036	3,301,601

		19,790,943

Finland — 1.9%
Fortum Oyj	138,398	3,416,154
Huhtamaki Oyj	2,729	126,670
Kone OYJ, Class B	142,128	9,293,485
Metso Oyj	6,658	263,026
Nordea Bank Abp	209,105	1,691,699
Sampo Oyj, A Shares	39,258	1,714,135
TietoEVRY OYJ	16,131	501,572
UPM-Kymmene Oyj	48,163	1,670,999
Valmet OYJ	23,734	569,142

		19,246,882

France — 12.1%
Air Liquide SA	18,203	2,580,667
Arkema SA	2,242	239,733
BNP Paribas SA	27,616	1,641,450
Bouygues SA	56,338	2,401,528
Bureau Veritas SA	12,472	326,044
Capgemini SE	4,933	603,333
Christian Dior SE	9,934	5,106,015
CNP Assurances	6,175	123,038
Compagnie de Saint-Gobain	22,782	933,289
Credit Agricole SA	167,035	2,430,595
Dassault Aviation SA	471	618,138
Dassault Systemes SE	29,538	4,871,589
Edenred	38,733	2,007,326
Eiffage SA	4,339	497,802
Electricite de France SA	13,071	145,850
Engie SA	148,852	2,411,165
EssilorLuxottica SA	21,358	3,265,259
Gaztransport Et Technigaz SA	57	5,490
Hermes International	1,492	1,117,675
Imerys SA	15,316	650,134
Ingenico Group SA	1,819	197,869
Kering SA	1,447	953,454
Korian SA	1,738	81,928
Lagardere SCA	79,231	1,726,818
Legrand SA	7,311	597,047
L’Oreal SA	39,320	11,627,268
LVMH Moet Hennessy Louis Vuitton SE	35,307	16,451,508
Natixis SA	67,975	302,797
Nexans SA	709	34,694
Nexity SA	7,998	401,993
Pernod Ricard SA	54,306	9,717,434
Peugeot SA	34,063	820,144
Publicis Groupe SA	47,514	2,154,362
Renault SA	21,505	1,021,222
Rexel SA	207,172	2,755,544
Rubis SCA	7,035	432,908
Safran SA	57,160	8,828,937
Sanofi	44,591	4,478,181
Sartorius Stedim Biotech	3,627	602,040
Schneider Electric SE	37,477	3,850,394
SCOR SE	45,799	1,927,956
Société Générale SA	6,484	226,280
Sopra Steria Group	1,336	215,782
SPIE SA	15,817	323,271
Teleperformance	9,519	2,325,672

Schedule of Investments (continued) December 31, 2019 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
TOTAL SA	201,498	$11,181,278
Unibail-Rodamco-Westfield	207	32,658
Veolia Environnement SA	52,559	1,398,515
Vinci SA	36,919	4,111,821
Wendel SA	1,905	253,761

		121,009,656

Germany — 9.0%
adidas AG	9,318	3,029,003
Allianz SE, Registered Shares	58,800	14,407,698
alstria office REIT-AG	50,481	948,465
Aroundtown SA	148,504	1,333,836
BASF SE	66,674	5,023,017
Bayer AG, Registered Shares	36,506	2,967,829
Bayerische Motoren Werke AG	59,010	4,833,279
CANCOM SE	7,838	460,586
Carl Zeiss Meditec AG	9,365	1,190,574
Commerzbank AG	4,626	28,570
CompuGroup Medical SE	12,454	890,569
Continental AG	18,024	2,329,257
Covestro AG(c)	2,742	127,586
CTS Eventim AG & Co. KGaA	14,781	927,414
Daimler AG, Registered Shares	24,442	1,351,265
Deutsche Pfandbriefbank AG(c)	105,463	1,717,645
Deutsche Post AG, Registered Shares	222,182	8,448,326
DWS Group GmbH & Co. KGaA(c)	5,510	195,647
Evonik Industries AG	28,890	882,372
Freenet AG	34,805	797,997
GEA Group AG	15,711	519,529
HeidelbergCement AG	4,840	351,700
Hella GmbH & Co. KGaA	348	19,231
Merck KGaA	28,668	3,379,793
MTU Aero Engines AG	517	147,307
Puma SE	7,238	555,027
Rational AG	2,329	1,865,809
SAP SE	121,669	16,376,509
Siemens AG, Registered Shares	53,392	6,972,576
Software AG	41,225	1,435,361
Stroeer SE & Co. KGaA	5,326	429,096
TAG Immobilien AG	13,553	336,599
Talanx AG	2,371	117,346
Telefonica Deutschland Holding AG	762,163	2,209,118
Uniper SE	12,447	411,396
Volkswagen AG	11,454	2,218,478

		89,235,810

Hong Kong — 2.0%
AIA Group Ltd.	391,000	4,112,525
ASM Pacific Technology Ltd.	13,800	191,549
Champion REIT	25,000	16,521
Chow Tai Fook Jewellery Group Ltd.	150,200	143,691
CK Asset Holdings, Ltd.	122,500	883,988
CK Infrastructure Holdings Ltd.	14,500	103,192
CLP Holdings Ltd.	98,000	1,028,748
Dah Sing Financial Holdings Ltd.	13,600	53,609
Hang Lung Group Ltd.	8,000	19,790
Henderson Land Development Co. Ltd.	116,420	571,279
HKT Trust & HKT Ltd.	410,000	577,808
Hongkong Land Holdings Ltd.	535,800	3,081,952
Hutchison Port Holdings Trust	485,500	83,506
Hysan Development Co. Ltd.	60,000	235,275
Kerry Properties Ltd.	320,000	1,016,346
NWS Holdings Ltd.	214,000	299,934
Shangri-La Asia Ltd.	32,000	33,427
Sino Land Co. Ltd.	182,000	264,175
Sun Hung Kai Properties Ltd.	27,500	421,159
Swire Pacific Ltd., Class A	378,500	3,516,149
Swire Properties Ltd.	435,600	1,443,076
Techtronic Industries Co. Ltd.	194,000	1,583,369

Security	Shares	Value

Hong Kong (continued)
Wheelock & Co. Ltd.	108,005	$719,992

		20,401,060

India — 0.0%
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $804,375)(a),(b),(d)	1,080	272,214

Ireland — 0.1%
Kingspan Group PLC	9,863	602,401
Smurfit Kappa Group PLC	9,911	382,142
UDG Healthcare PLC	34,621	370,152

		1,354,695

Israel — 0.2%
Bank Hapoalim BM	19,644	163,139
Bank Leumi Le-Israel BM	96,293	702,259
Delek Group Ltd.	376	57,269
Elbit Systems, Ltd.	411	64,039
First International Bank Of Israel Ltd.	7,095	205,494
Gazit-Globe Ltd.	24,263	268,936
Israel Chemicals Ltd.	69,090	326,279
Nice Ltd.(a)	783	121,411

		1,908,826

Italy — 1.2%
A2A SpA	209,754	393,886
Ferrari NV	39,943	6,631,991
Interpump Group SpA	13,920	440,948
Intesa Sanpaolo SpA	507,958	1,338,064
Italgas SpA	130,996	800,874
Mediobanca Banca di Credito Finanziario SpA	103,868	1,143,648
Snam SpA	153,951	809,447
Telecom Italia SpA	764,812	468,387
Unipol Gruppo SpA	4,074	23,389

		12,050,634

Japan — 22.3%
Advantest Corp.	16,300	919,290
AEON Financial Service Co. Ltd.	17,500	275,741
Aeon Mall Co. Ltd.	8,100	143,674
AGC, Inc.	33,600	1,201,468
Aica Kogyo Co. Ltd.	5,700	188,086
Aisin Seiki Co. Ltd.	6,700	248,166
Alfresa Holdings Corp.	4,400	89,386
Amada Holdings Co. Ltd.	120,500	1,370,537
Aozora Bank Ltd.	22,300	589,138
Astellas Pharma, Inc.	133,700	2,282,257
Benesse Holdings, Inc.	35,600	935,737
Calbee, Inc.	22,300	726,563
Canon, Inc.	62,990	1,723,941
Central Japan Railway Co.	11,200	2,251,970
Chubu Electric Power Co., Inc.	27,700	391,563
Chugai Pharmaceutical Co. Ltd.	12,100	1,114,353
Citizen Watch Co. Ltd.	266,600	1,451,928
Daicel Corp.	38,000	363,294
Dai-ichi Life Holdings, Inc.	253,500	4,177,751
Daiichi Sankyo Co. Ltd.	11,600	766,114
Daikin Industries Ltd.	24,100	3,400,265
Daito Trust Construction Co. Ltd.	12,200	1,507,631
Daiwa House Industry Co. Ltd.	19,800	612,946
Denka Co. Ltd.	22,500	668,871
Denso Corp.	39,800	1,797,461
Dentsu Group, Inc.	17,600	606,423
DIC Corp.	45,500	1,255,727
Dip Corp.	2,400	70,895
DMG Mori Co. Ltd.	5,400	82,621
East Japan Railway Co.	24,800	2,238,498
Eisai Co. Ltd.	22,900	1,713,515
Electric Power Development Co. Ltd.	43,700	1,060,712

Schedule of Investments (continued) December 31, 2019 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fancl Corp.	8,500	$226,307
FANUC Corp.	7,000	1,292,654
Fast Retailing Co. Ltd.	11,800	7,010,076
Fuji Electric Co. Ltd.	3,100	94,170
Fuji Media Holdings, Inc.	57,200	812,146
Fuji Seal International, Inc.	5,500	121,988
FUJIFILM Holdings Corp.	30,200	1,442,228
Fujikura Ltd.	4,700	19,339
Furukawa Electric Co. Ltd.	2,100	53,759
Glory Ltd.	16,600	501,636
GS Yuasa Corp.	8,400	181,056
Gunma Bank Ltd.	13,300	46,647
H2O Retailing Corp.	4,200	46,947
Hisamitsu Pharmaceutical Co., Inc.	1,700	82,793
Honda Motor Co. Ltd.	94,500	2,674,495
Hoshizaki Corp.	3,800	338,809
Hoya Corp.	5,800	553,680
Idemitsu Kosan Co. Ltd.	7,600	210,001
IHI Corp.	2,400	56,162
Isetan Mitsukoshi Holdings Ltd.(e)	51,200	459,761
Isuzu Motors Ltd.	57,000	673,784
ITOCHU Corp.	5,300	122,836
Izumi Co. Ltd.	24,800	893,257
Japan Airlines Co. Ltd.	32,600	1,015,030
Japan Post Bank Co. Ltd.	72,700	697,541
Japan Post Holdings Co. Ltd.	152,900	1,437,942
Japan Post Insurance Co., Ltd.	6,900	117,621
Japan Tobacco, Inc.	73,200	1,632,108
JFE Holdings, Inc.	99,300	1,274,162
JSR Corp.	15,600	285,365
JTEKT Corp.	15,800	186,647
JXTG Holdings, Inc.	805,900	3,657,641
Kajima Corp.	82,600	1,098,183
Kakaku.com, Inc.	25,600	653,648
Kaneka Corp.	50,600	1,620,534
Kansai Electric Power Co., Inc.	70,700	819,046
Kao Corp.	83,300	6,870,176
Kawasaki Heavy Industries Ltd.	12,000	262,281
KDDI Corp.	151,600	4,523,194
Kewpie Corp.	3,500	78,636
Keyence Corp.	8,700	3,054,906
Kirin Holdings Co. Ltd.	136,300	2,974,964
Kobe Steel Ltd.	138,300	741,033
Koito Manufacturing Co. Ltd.	1,600	74,090
Komatsu Ltd.	42,600	1,022,462
Konami Holdings Corp.	1,300	53,420
Konica Minolta, Inc.	181,700	1,183,610
Kose Corp.	300	43,729
Kyowa Exeo Corp.	4,800	121,423
Kyushu Electric Power Co., Inc.	10,700	92,833
Lintec Corp.	38,800	863,790
Lion Corp.	2,500	48,597
Mabuchi Motor Co. Ltd.	1,500	56,633
Maeda Corp.	4,400	42,835
Marubeni Corp.	139,800	1,032,895
Maruha Nichiro Corp.	2,600	66,562
Maruichi Steel Tube Ltd.	6,500	182,666
Mazda Motor Corp.	117,500	1,001,269
MEIJI Holdings Co. Ltd.	10,200	689,318
Miraca Holdings, Inc.	6,400	156,755
Mitsubishi Corp.	37,100	982,830
Mitsubishi Electric Corp.	95,100	1,294,852
Mitsubishi Estate Co. Ltd.	28,800	551,084
Mitsubishi Gas Chemical Co., Inc.	93,800	1,428,967
Mitsubishi Heavy Industries Ltd.	46,300	1,795,369
Mitsubishi Materials Corp.	12,100	328,390
Mitsubishi Motors Corp.	230,700	961,620
Mitsubishi UFJ Financial Group, Inc.	1,074,800	5,810,730
Mitsui Chemicals, Inc.	24,200	589,496
Mizuho Financial Group, Inc.	880,500	1,356,340

Security	Shares	Value

Japan (continued)
MS&AD Insurance Group Holdings, Inc.	120,600	$3,980,849
NEC Corp.	17,400	720,090
NGK Spark Plug Co. Ltd.	4,400	85,290
Nichirei Corp.	13,100	306,017
Nidec Corp.	21,400	2,922,893
Nifco, Inc.	3,400	92,851
Nihon Kohden Corp.	3,100	85,973
Nihon M&A Center, Inc.	600	20,648
Nikon Corp.	52,000	635,942
Nintendo Co. Ltd.	7,400	2,959,705
Nippon Electric Glass Co. Ltd.	56,800	1,260,956
Nippon Paint Holdings Co. Ltd.	5,800	298,594
Nippon Shokubai Co. Ltd.	13,600	842,772
Nippon Steel Corp.	42,000	633,063
Nippon Telegraph & Telephone Corp.	800	20,219
Nippon Television Holdings, Inc.	28,300	377,559
Nissan Chemical Corp.	25,200	1,055,321
Nissan Motor Co. Ltd.	514,000	2,978,495
Nitori Holdings Co. Ltd.	5,800	915,538
Nitto Denko Corp.	24,200	1,360,713
Noevir Holdings Co. Ltd.	1,600	85,411
NOK Corp.	8,200	122,310
NSK Ltd.	7,000	66,172
NTN Corp.	228,900	715,792
NTT Data Corp.	108,800	1,455,090
NTT DOCOMO, Inc.	22,900	637,906
Obic Co. Ltd.	700	94,291
Oji Holdings Corp.	198,700	1,074,567
Olympus Corp.	25,500	393,024
Ono Pharmaceutical Co. Ltd.	16,200	369,851
ORIX Corp.	74,500	1,234,567
Otsuka Corp.	7,600	303,506
Otsuka Holdings Co. Ltd.	59,700	2,661,083
Panasonic Corp.	12,300	115,364
Park24 Co. Ltd.	1,900	46,523
PeptiDream, Inc.(a)	6,000	306,620
Persol Holdings Co. Ltd.	18,000	337,341
Pola Orbis Holdings, Inc.	81,700	1,946,017
Recruit Holdings Co. Ltd.	159,800	5,985,365
Relo Group, Inc.	4,300	119,608
Rengo Co., Ltd.	6,700	51,045
Resona Holdings, Inc.	554,400	2,416,370
Rinnai Corp.	700	54,704
Sankyu, Inc.	400	20,101
Sanwa Holdings Corp.	45,800	513,223
SCSK Corp.	6,000	311,126
Secom Co. Ltd.	27,700	2,472,024
Seino Holdings Co. Ltd.	13,600	183,744
Seria Co. Ltd.	800	21,795
Seven & i Holdings Co. Ltd.	119,200	4,369,328
Shikoku Electric Power Co., Inc.	3,800	37,536
Shimadzu Corp.	22,200	694,265
Shimano, Inc.	300	48,669
Shimizu Corp.	78,300	797,628
Shin-Etsu Chemical Co. Ltd.	8,400	923,774
Shionogi & Co. Ltd.	45,600	2,820,885
Shiseido Co. Ltd.	4,700	333,747
SKY Perfect JSAT Holdings, Inc.	15,900	70,496
SMC Corp.	4,200	1,920,725
Sojitz Corp.	47,200	152,130
Sompo Holdings, Inc.	10,300	404,477
Subaru Corp.	25,500	631,631
Sumitomo Chemical Co. Ltd.	236,500	1,073,844
Sumitomo Corp.	33,400	496,102
Sumitomo Heavy Industries Ltd.	20,400	579,458
Sumitomo Metal Mining Co. Ltd.	900	28,980
Sumitomo Mitsui Financial Group, Inc.	156,800	5,791,466
Sumitomo Mitsui Trust Holdings, Inc.	39,900	1,577,285
Sumitomo Realty & Development Co. Ltd.	3,900	136,069
Sumitomo Rubber Industries Ltd.	85,900	1,047,443

Schedule of Investments (continued) December 31, 2019 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sundrug Co. Ltd.	28,600	$1,034,804
Suntory Beverage & Food Ltd.	42,000	1,753,444
Suzuki Motor Corp.	1,200	50,090
T&D Holdings, Inc.	218,300	2,760,558
Taisei Corp.	29,000	1,201,210
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	538,705
Takeda Pharmaceutical Co. Ltd.	189,900	7,510,967
Teijin Ltd.	1,100	20,550
Terumo Corp.	15,000	532,115
TIS, Inc.	2,100	124,137
Tohoku Electric Power Co., Inc.	31,100	308,313
Tokio Marine Holdings, Inc.	51,100	2,861,029
Tokyo Broadcasting System Holdings, Inc.	4,100	69,609
Tokyo Electron Ltd.	21,400	4,672,263
Topcon Corp.	35,700	461,424
Toshiba Corp.	28,400	963,946
Toyota Motor Corp.	94,800	6,679,751
Toyota Tsusho Corp.	1,400	49,179
Trend Micro, Inc.(a)	31,800	1,627,201
TS Tech Co. Ltd.	21,000	651,819
TV Asahi Holdings Corp.	2,200	40,622
Ube Industries Ltd.	145,500	3,151,276
Ulvac, Inc.	900	35,518
Yakult Honsha Co. Ltd.(e)	8,800	484,990
Yamaguchi Financial Group, Inc.	77,200	522,101
Yamaha Motor Co. Ltd.	65,900	1,320,174
Yamato Holdings Co. Ltd.	92,600	1,578,792
Yamato Kogyo Co. Ltd.	2,600	65,101
Yokogawa Electric Corp.	26,100	458,344
Z Holdings Corp.	276,200	1,166,148
Zenkoku Hosho Co. Ltd.	18,900	802,541
Zeon Corp.	17,500	217,780

		222,292,743

Luxembourg — 0.1%
APERAM SA	9,474	304,334
RTL Group SA	4,977	245,227

		549,561

Macau — 0.2%
Galaxy Entertainment Group Ltd.	24,000	176,679
Sands China Ltd.	287,200	1,534,530

		1,711,209

Netherlands — 5.4%
ABN AMRO Group NV — CVA(c)	226,351	4,125,567
Aegon NV	1,178,532	5,394,883
Akzo Nobel NV	22,143	2,261,340
ASM International NV	17,073	1,927,080
ASML Holding NV	19,218	5,689,641
ASR Nederland NV	76,094	2,851,674
BE Semiconductor Industries NV	4,081	158,438
Euronext NV(c)	5,292	432,569
ING Groep NV	508,784	6,116,838
NN Group NV	222,099	8,444,863
Royal Dutch Shell PLC, A Shares	305,363	9,043,148
Royal Dutch Shell PLC, B Shares	221,644	6,579,252
Wolters Kluwer NV	8,171	596,612

		53,621,905

New Zealand — 0.1%
Contact Energy Ltd.	18,464	88,693
Xero Ltd.(a),(e)	12,462	700,135

		788,828

Norway — 0.1%
DNB ASA	65,970	1,234,490
Schibsted ASA, Class A	3,156	95,486

		1,329,976

Security	Shares	Value

Singapore — 0.7%
CapitaLand Mall Trust	857,100	$1,568,976
DBS Group Holdings Ltd.	116,600	2,248,193
Singapore Exchange Ltd.	37,900	249,615
Singapore Technologies Engineering, Ltd.	319,600	935,994
Suntec Real Estate Investment Trust	1,345,800	1,842,322
United Overseas Bank Ltd.	18,800	369,733

		7,214,833

South Africa — 0.1%
Anglo American PLC	51,221	1,471,484

Spain — 2.2%
Acerinox SA	67,721	765,231
ACS Actividades de Construccion y Servicios SA	62,855	2,521,387
Aena SME SA(c)	1,353	259,396
Amadeus IT Group SA	39,638	3,246,239
Banco Bilbao Vizcaya Argentaria SA	361,934	2,032,025
Banco Santander SA	357,923	1,500,688
Bankia SA	14,271	30,556
Bankinter SA	51,853	380,872
CaixaBank SA	396,164	1,247,550
Cie Automotive SA	2,710	64,313
Corp. Financiera Alba SA	3,377	183,907
Grifols SA	19,642	693,984
Iberdrola SA	32,681	336,798
Industria de Diseno Textil SA	40,437	1,429,070
Mediaset Espana Comunicacion SA	24	153
Telefonica SA	964,704	6,746,307

		21,438,476

Sweden — 2.5%
Assa Abloy AB, Class B	213,881	4,999,567
Boliden AB	3,752	99,648
Investor AB, B Shares	110,996	6,059,696
Kinnevik AB, Class B	118,256	2,897,867
Skandinaviska Enskilda Banken AB, Class A	15,356	144,406
SSAB AB, A Shares	174,231	612,203
Trelleborg AB, B Shares	1,343	24,177
Volvo AB, B Shares	579,217	9,696,783

		24,534,347

Switzerland — 9.7%
Bucher Industries AG, Registered Shares	1,706	598,735
Cie Financiere Richemont SA, Registered Shares	29,830	2,331,242
Clariant AG, Registered Shares	5,785	129,285
Dufry AG, Registered Shares	8,482	841,086
Flughafen Zurich AG, Registered Shares	3,746	683,757
Galenica AG(c)	6,696	413,553
Geberit AG, Registered Shares	3,467	1,945,963
Givaudan SA, Registered Shares	995	3,117,330
LafargeHolcim Ltd., Registered Shares	143,102	7,938,939
Logitech International SA, Registered Shares	88,463	4,190,740
Nestle SA, Registered Shares	139,462	15,098,891
Novartis AG, Registered Shares	185,970	17,609,426
Pargesa Holding SA	14,124	1,173,440
PSP Swiss Property AG, Registered Shares	6,745	931,313
Roche Holding AG	70,641	22,958,524
Schindler Holding AG, Participation Certificates	2,272	577,772
Sika AG, Registered Shares	7,122	1,337,480
Straumann Holding AG, Registered Shares	3,443	3,377,349
Sulzer AG, Registered Shares	2	223
Sunrise Communications Group AG(c)	36,037	2,831,161
Swiss Re AG	4,973	558,679
UBS Group AG, Registered Shares	259,813	3,278,681
Zurich Insurance Group AG	11,862	4,865,787

		96,789,356

Schedule of Investments (continued) December 31, 2019 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 14.9%
Ashmore Group PLC	16,365	$112,258
Ashtead Group PLC	84,908	2,714,927
AstraZeneca PLC	79,740	7,981,384
Auto Trader Group PLC(c)	279,218	2,205,041
Aviva PLC	200,232	1,111,405
Barclays PLC	21,494	51,252
Barratt Developments PLC	15,526	153,731
Bellway PLC	8,747	441,487
Berkeley Group Holdings PLC	1,036	66,680
boohoo Group PLC(a)	90,582	357,437
BP PLC	998,300	6,280,154
British American Tobacco PLC	224,019	9,521,338
British Land Co. PLC	93,489	791,066
Britvic PLC	1,520	18,217
Bunzl PLC	15,474	423,228
Centrica PLC	1,093,511	1,293,487
CK Hutchison Holdings Ltd.	429,500	4,095,492
Close Brothers Group PLC	15	318
Compass Group PLC	278,394	6,977,094
DCC PLC	10,366	899,144
Dechra Pharmaceuticals PLC	15,592	599,517
Diageo PLC	276,921	11,668,613
Dialog Semiconductor PLC(a)	5,523	280,499
Direct Line Insurance Group PLC	182,671	755,815
Electrocomponents PLC	64,813	582,938
Experian PLC	256,403	8,691,985
GlaxoSmithKline PLC	528,751	12,424,167
Great Portland Estates PLC	4,886	55,768
Greggs PLC	41,711	1,272,294
Halma PLC	26,857	752,072
Hargreaves Lansdown PLC	2,088	53,560
HomeServe PLC	77,754	1,301,839
Howden Joinery Group PLC	14,188	126,405
HSBC Holdings PLC	1,446,507	11,323,973
IG Group Holdings PLC	129,587	1,192,982
Imperial Brands PLC	59,166	1,463,794
Intertek Group PLC	25,614	1,984,795
ITV PLC	139,366	278,842
J Sainsbury PLC	656,386	2,001,499
JD Sports Fashion PLC	115,484	1,282,757
John Wood Group PLC	35,048	185,886
Land Securities Group PLC	6,246	81,989
Lloyds Banking Group PLC	2,885,236	2,390,209
London Stock Exchange Group Plc	6,860	705,021
Man Group PLC	319,100	668,314
Moneysupermarket.com Group PLC	227,894	1,000,423
National Grid PLC	321,264	4,014,917
Next PLC	556	51,810
Pearson PLC	41,003	346,400
Pennon Group PLC	6,870	93,183
Petrofac Ltd.	39,156	199,656
Prudential PLC	57,914	1,109,676
Reckitt Benckiser Group PLC	20,982	1,704,347
RELX PLC	113,953	2,876,574
Rentokil Initial PLC	259,847	1,557,422
Rightmove PLC	451,742	3,790,660
Rotork PLC	20,798	92,454
Royal Mail PLC	205,781	618,883
Severn Trent PLC	39,728	1,323,495
Smiths Group PLC	3,369	75,248
SSP Group PLC	151,962	1,308,309
Subsea 7 SA	140,675	1,682,912
Taylor Wimpey PLC	55,247	141,658
Unilever NV	89,570	5,140,510
Unilever PLC	69,751	3,992,759
Virgin Money UK PLC — CDI	18,563	45,643
Vistry Group PLC	1,296	23,313
Vodafone Group PLC	3,150,957	6,117,228
WH Smith PLC	6,816	234,907
Wm Morrison Supermarkets PLC	1,276,789	3,379,109

Security	Shares	Value

United Kingdom (continued)
WPP PLC	16,639	$234,150

		148,776,319

United States — 0.3%
Ferguson PLC	1,780	161,993
James Hardie Industries PLC — CDI	127,437	2,490,685

		2,652,678

Total Common Stocks — 96.3% (Cost: $876,576,729)		960,243,131

Preferred Stocks — 0.5%

Germany — 0.4%
Bayerische Motoren Werke AG — Preference Shares	1,936	119,185
Henkel AG & Co. KGaA	12,895	1,332,066
Sartorius AG	8,569	1,831,735
Volkswagen AG, Preference Shares	4,130	812,946

		4,095,932

United States — 0.1%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $942,242)(a),(b),(d)	153,710	909,963

Total Preferred Stocks — 0.5% (Cost: $4,607,152)		5,005,895

Rights — 0.0%

Spain — 0.0%
Repsol SA(a)	119,059	56,491

Total Long-Term Investments — 96.8% (Cost: $881,240,142)		965,305,517

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(f),(h)	9,685,539	9,685,539
SL Liquidity Series, LLC, Money Market Series, 1.80%(f),(g),(h)	1,152,131	1,152,361

Total Short-Term Securities — 1.1% (Cost: $10,837,900)		10,837,900

Total Investments — 97.9% (Cost: $892,078,042)		976,143,417

Other Assets Less Liabilities — 2.1%		20,751,013

Net Assets — 100.0%		$996,894,430

Schedule of Investments (continued) December 31, 2019 (unaudited)	BlackRock Advantage International Fund

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,182,177, representing 0.1% of its net assets as of period end, and an original cost of $1,746,617.

(e)	Security, or a portion of the security, is on loan.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	48,016,367	(38,330,828)	9,685,539	$9,685,539	$49,025		$18	$—
SL Liquidity Series, LLC, Money Market Series	748,834	403,297	1,152,131	1,152,361	1,424	(b)	166	(166)

				$10,837,900	$50,449		$184	$(166)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	56	03/20/20	$5,563	$28,088
Nikkei 225 Index	84	03/12/20	9,055	(953)
SPI 200 Index	20	03/19/20	2,317	(64,686)
Euro STOXX 50 Index	334	03/20/20	13,971	(34,730)

				$(72,281)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$78,432,773	$1	$78,432,774
Austria	315,647	1,033,077	—	1,348,724
Belgium	—	8,618,935	—	8,618,935
China	—	3,400,263	—	3,400,263
Denmark	8,116,495	11,674,448	—	19,790,943

Schedule of Investments (continued) December 31, 2019 (unaudited)	BlackRock Advantage International Fund

	Level 1	Level 2	Level 3	Total
Finland	$628,242	$18,618,640	$—	$19,246,882
France	2,377,614	118,632,042	—	121,009,656
Germany	8,394,681	80,841,129	—	89,235,810
Hong Kong	83,506	20,317,554	—	20,401,060
India	—	—	272,214	272,214
Ireland	602,401	752,294	—	1,354,695
Israel	—	1,908,826	—	1,908,826
Italy	—	12,050,634	—	12,050,634
Japan	—	222,292,743	—	222,292,743
Luxembourg	—	549,561	—	549,561
Macau	—	1,711,209	—	1,711,209
Netherlands	—	53,621,905	—	53,621,905
New Zealand	—	788,828	—	788,828
Norway	—	1,329,976	—	1,329,976
Singapore	—	7,214,833	—	7,214,833
South Africa	—	1,471,484	—	1,471,484
Spain	183,907	21,254,569	—	21,438,476
Sweden	144,406	24,389,941	—	24,534,347
Switzerland	—	96,789,356	—	96,789,356
United Kingdom	9,729,408	139,046,911	—	148,776,319
United States	—	2,652,678	—	2,652,678
Preferred Stocks:
Germany	—	4,095,932	—	4,095,932
United States	—	—	909,963	909,963
Rights	56,491	—	—	56,491
Short-Term Securities	9,685,539	—	—	9,685,539

Subtotal	$40,318,337	$933,490,541	$1,182,178	$974,991,056

Investments Valued at Net Asset Value (“NAV”)(a)				1,152,361

Total Investments				$976,143,417

(a) Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$28,088	$—	$—	$28,088
Liabilities:
Equity contracts	(100,369)	—	—	(100,369)

	$(72,281)	$—	$—	$(72,281)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.